INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

The Company and TechSoft Holding are tax exempted companies incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from Techfaith BVI, Great Earnest, 798 Entertainment, Finest Technology, Infoexcel Technology, Boost Time, Charm Faith, Fair Nice, Citylead and Time Spring are not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2009, 2010 and 2011 on the basis that Techfaith HK, Technology HK, QIGI HK and Media Chance did not have any assessable profits arising in or derived from Hong Kong.

PRC

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (“the New EIT Law”) which became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Under the New EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the new HNTE”) is entitled to a tax rate of 15%.

Techfaith China and Techfaith Intelligent Handset Beijing have obtained high and new technology enterprise under the old EIT (“HNTE”) law and obtained the new HNTE in December 2008 under the New EIT Law. Techfaith China and Techfaith Intelligent Handset Beijing were exempt from tax for three years followed by a 50% reduction in tax rate for the subsequent three years, starting from and 2003 and 2006, respectively.

Techfaith Shanghai is a qualified manufacturing foreign investment enterprise located in Shanghai Pudong according to the old EIT law and obtained HNTE in December 2008. It was entitled to a preferential tax rate of 15% prior to year 2008, with two years exemption followed by a 50% reduction in tax rate for the subsequent three years under the old EIT law beginning from 2005. In 2009, Techfaith Shanghai is entitled a tax rate of 20% according to the transition rule from the old EIT law to the New EIT Law. Beginning from 2010, the tax rate for Techfaith Shanghai is 15%.

Techfaith Hangzhou and TechSoft are foreign investment enterprises which were entitled to a two year exemption followed by a 50% reduction in tax rate for the subsequent three years over the statuary tax rate of 25% starting from 2007 and 2008, respectively.

One Net has obtained the new HNTE in September 2011 under the New EIT Law. Beginning from 2011, the tax rate for One Net is 15%.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries and VIE’s subsidiary	2009	2010	2011	2012	2013
Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	7.5%	7.5%	7.5%	15.0%	15.0%
Techfaith Shanghai (1)	10.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	25.0%	25.0%	15.0%	15.0%	15.0%
Techfaith Hangzhou	12.5%	12.5%	12.5%	25.0%	25.0%
TechSoft	0.0%	12.5%	12.5%	12.5%	25.0%

(1)	The new HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the new HNTE status obtained by One Net in 2011 under the New EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the new HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the three year period.

The EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. If legal entities organized outside China were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income earned by legal entities organized outside China to be subject to China’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. resides within China. Pursuant to the Implementation Rules to EIT Law released by the Chinese government, management does not believe that the legal entities organized outside China should be characterized as China tax residents for EIT Law purposes.

Under the new EIT Law and its implementation rules, dividends generated after January 1, 2008 and payable by a foreign invested enterprise in China to its foreign investors who are nonresident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIE’s subsidiary located in the PRC that are taxable upon distribution to the Company of approximately $117,483 and $172,321 at December 31, 2010 and 2011, respectively, are considered to be indefinitely reinvested under authoritative pronouncement, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2011.

The current and deferred components of the income tax expense appearing in the consolidated statements of operation were as follows:

	Year ended December 31,
	2009	2010	2011
Current tax	$3,513	$9,651	$9,500
Deferred tax	129	(193)	(81)

	$3,642	$9,458	$9,419

All of the income taxes are related to the PRC entities of the Group.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2010	2011
Deferred tax assets—current:
Accrued expenses	$361	$979
Product warranty provision	32	1
Allowance for doubtful accounts	723	61
Inventory provision	460	299
Net operating loss carry forwards	—	201
Less: Valuation allowance	(1,413)	(1,334)

Net deferred tax assets—current	$163	$207

Deferred tax assets—non-current:
Depreciation and amortization	$405	$204
Net operating loss carry forwards	8,685	10,346
Less: Valuation allowance	(9,090)	(10,547)

Net deferred tax assets non-current	$—	$3

	Year ended December 31,
	2010	2011
Deferred tax liability—non-current:
Acquired intangible asset	$140	$106

As of December 31, 2011, operating loss carry forwards amounted to $66,548 which will begin to expire in 2012. The Group determines whether or not a valuation allowance is required at the level of each taxable entity.

The deferred tax assets arise in companies which are not expected to have any significant taxable income in the foreseeable future and consequently a full provision has been made in respect of those for the entities of the Group.

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	Year ended December 31,
	2009	2010	2011
Income before income tax	$6,028	$38,116	$39,229
Tax provision at PRC enterprise income tax rate of 25%	1,507	9,529	9,807
Expenses not deductible for tax purposes	153	2,428	2,127
Tax exemption and preferential tax rates granted to PRC entities	(2,825)	(3,629)	(2,233)
Effect of the different income tax rates in other jurisdictions	2,493	1,848	1,096
Changes in valuation allowances	2,314	(718)	(1,378)

	$3,642	$9,458	$9,419

Without the tax exemption and preferential tax rates granted to PRC entities, income tax expense would increase by approximately $3,505, $5,793 and $7,325 for the years ended December 31, 2009, 2010 and 2011, respectively, representing a decrease in the basic and diluted earnings per share of $0.01, $0.01 and $0.01, for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries, VIEs and VIE’s subsidiary have not conducted a tax examination on the Group’s subsidiaries, VIEs and VIE’s subsidiary. In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries, VIEs and VIE’s subsidiary remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.